UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2017

Date of reporting period:	January 31, 2017

Item 1. Schedule of Investments:

Putnam Absolute Return 700 Fund

The fund's portfolio
1/31/17 (Unaudited)

COMMON STOCKS (39.3%)(a)
			Shares	Value

Basic materials (2.6%)

Adecoagro SA (Argentina)(NON)			52,600	$608,582

Anhui Conch Cement Co., Ltd. (China)			612,000	1,983,761

Ashland Global Holdings, Inc.			3,800	452,314

Bemis Co., Inc.			10,700	521,304

Braskem SA Class A (Preference) (Brazil)			359,400	3,711,363

China Lesso Group Holdings, Ltd. (China)			2,194,000	1,504,347

China Railway Construction Corp., Ltd. (China)			2,010,000	2,803,000

Hyosung Corp. (South Korea)			24,428	2,848,287

Lotte Chemical Corp. (South Korea)			10,029	3,249,220

PTT Global Chemical PCL (Thailand)			1,729,800	3,340,710

Reliance Steel & Aluminum Co.			6,900	549,585

Sherwin-Williams Co. (The)			5,500	1,670,955

Siam Cement PCL (The) (Thailand)			209,650	3,000,954

Sinopec Shanghai Petrochemical Co., Ltd. (China)			4,434,000	2,754,499

Sonoco Products Co.			9,000	494,550

				29,493,431
Capital goods (2.5%)

Allison Transmission Holdings, Inc.			31,600	1,105,368

Avery Dennison Corp.			20,600	1,504,212

Berry Plastics Group, Inc.(NON)			10,600	540,918

BWX Technologies, Inc.			12,200	506,178

Carlisle Cos., Inc.			3,500	381,885

China Railway Group, Ltd. (China)			3,384,000	2,987,588

Crown Holdings, Inc.(NON)			11,500	622,955

General Dynamics Corp.			13,800	2,498,904

Honeywell International, Inc.			32,100	3,798,072

L3 Technologies, Inc.			4,600	729,974

Northrop Grumman Corp.			18,100	4,146,348

Raytheon Co.			29,200	4,209,472

United Tractors Tbk PT (Indonesia)			1,227,000	2,007,860

Waste Management, Inc.			46,000	3,197,000

				28,236,734
Communication services (3.5%)

AT&T, Inc.			40,300	1,699,048

China Mobile, Ltd. (China)			77,000	871,831

Comcast Corp. Class A			25,400	1,915,668

DISH Network Corp. Class A(NON)			279,373	16,530,486

Juniper Networks, Inc.			101,900	2,728,882

LG Uplus Corp. (South Korea)			286,339	2,808,936

SK Telecom Co., Ltd. (South Korea)			5,091	976,932

Telecom Argentina SA ADR (Argentina)			29,300	565,490

Telekomunikasi Indonesia Persero Tbk PT (Indonesia)			12,730,800	3,689,811

Telkom SA SOC, Ltd. (South Africa)			437,959	2,397,357

Verizon Communications, Inc.			106,417	5,215,497

				39,399,938
Consumer cyclicals (4.2%)

Alfa SAB de CV (Mexico)			445,483	578,069

Aramark			8,200	277,488

Automatic Data Processing, Inc.			42,200	4,261,778

AutoZone, Inc.(NON)			3,900	2,827,422

Carter's, Inc.(S)			4,800	402,000

CBS Corp. Class B (non-voting shares)			27,400	1,767,026

China Dongxiang Group Co., Ltd. (China)			2,738,000	511,683

Clorox Co. (The)			2,000	240,000

Dollar General Corp.			39,900	2,945,418

Great Wall Motor Co., Ltd. (China)			3,021,000	3,052,577

Hankook Tire Co., Ltd. (South Korea)			15,689	764,132

Hasbro, Inc.			19,500	1,608,945

Home Depot, Inc. (The)			4,400	605,352

Hyatt Hotels Corp. Class A(NON)			8,700	475,977

Imperial Holdings, Ltd. (South Africa)			176,704	2,191,520

Interpublic Group of Cos., Inc. (The)			49,300	1,160,029

Itausa - Investimentos Itau SA (Preference) (Brazil)			740,100	2,179,597

John Wiley & Sons, Inc. Class A			4,900	269,990

Kimberly-Clark Corp.			3,200	387,616

Kimberly-Clark de Mexico SAB de CV Class A (Mexico)			1,399,009	2,517,794

Lowe's Cos., Inc.			45,200	3,303,216

Madison Square Garden Co. (The) Class A(NON)			1,300	228,371

Naspers, Ltd. Class N (South Africa)			2,076	330,146

News Corp. Class B			12,800	161,920

Omnicom Group, Inc.			1,772	151,772

PVH Corp.			3,900	365,859

Qualicorp SA (Brazil)			278,100	1,818,933

Scotts Miracle-Gro Co. (The) Class A			4,700	432,259

ServiceMaster Global Holdings, Inc.(NON)			20,700	765,486

Smiles SA (Brazil)			199,900	3,298,785

TJX Cos., Inc. (The)			26,900	2,015,348

Twenty-First Century Fox, Inc.			83,100	2,607,678

Vail Resorts, Inc.			1,200	205,848

Vantiv, Inc. Class A(NON)			38,200	2,377,568

World Fuel Services Corp.			7,700	342,496

				47,430,098
Consumer staples (3.0%)

Altria Group, Inc.			74,431	5,297,999

Church & Dwight Co., Inc.			12,300	556,206

Colgate-Palmolive Co.			41,900	2,705,902

Constellation Brands, Inc. Class A			1,900	284,544

Coty, Inc. Class A			9,322	178,982

CVS Health Corp.			36,700	2,892,327

General Mills, Inc.			41,200	2,574,176

Gruma SAB de CV Class B (Mexico)			194,488	2,611,764

Hanwha Corp. (South Korea)			63,098	1,911,238

Hershey Co. (The)			27,400	2,889,878

JBS SA (Brazil)			662,951	2,503,607

McDonald's Corp.			35,368	4,335,056

PepsiCo, Inc.			2,800	290,584

Philip Morris International, Inc.			1,500	144,195

Pool Corp.			3,600	380,016

Procter & Gamble Co. (The)			13,653	1,196,003

Sao Martinho SA (Brazil)			133,203	864,883

Sysco Corp.			50,600	2,654,476

US Foods Holding Corp.(NON)			5,200	141,440

				34,413,276
Energy (2.1%)

Bangchak Petroleum PCL (The) (Thailand)			592,800	593,473

Dril-Quip, Inc.(NON)(S)			3,400	211,480

Exxon Mobil Corp.			85,731	7,191,974

Halcon Resources Corp.(NON)(S)			32,166	271,481

Petrobras Argentina SA ADR (Argentina)(NON)			42,500	408,000

Phillips 66			12,700	1,036,574

SandRidge Energy, Inc.(NON)			15,523	318,377

Schlumberger, Ltd.			57,300	4,796,583

SK Innovation Co., Ltd. (South Korea)			16,248	2,195,109

TechnipFMC PLC (United Kingdom)(NON)			29,900	1,005,238

Thai Oil PCL (Thailand)			1,201,400	2,448,181

Vantage Drilling International (Units) (Cayman Islands)(NON)			1,527	184,767

YPF SA ADR (Argentina)			166,500	3,608,055

				24,269,292
Financials (8.6%)

Aflac, Inc.			17,100	1,196,829

AGNC Investment Corp.(R)			116,700	2,178,789

Agricultural Bank of China, Ltd. (China)			8,412,000	3,534,408

Alleghany Corp.(NON)			500	305,785

Allstate Corp. (The)			6,300	473,823

Ally Financial, Inc.			35,500	749,760

American Financial Group, Inc.			4,000	344,680

Annaly Capital Management, Inc.(R)			106,800	1,091,496

Aspen Insurance Holdings, Ltd.			9,100	513,240

Associated Banc-Corp.			7,900	199,870

Assured Guaranty, Ltd.			9,100	354,081

Banco Bradesco SA ADR (Brazil)(NON)			277,834	2,870,025

Banco Macro SA ADR (Argentina)			24,900	1,870,986

Bank Negara Indonesia Persero Tbk PT (Indonesia)			4,967,700	2,120,643

Bank of China, Ltd. (China)			994,000	453,513

Bank of Communications Co., Ltd. (China)			3,952,000	2,928,766

Bank of New York Mellon Corp. (The)			30,900	1,382,157

BBVA Banco Frances SA ADR (Argentina)			31,400	575,562

Berkshire Hathaway, Inc. Class B(NON)			14,800	2,429,272

Brandywine Realty Trust(R)			14,900	239,890

Broadridge Financial Solutions, Inc.			12,300	818,319

Capital One Financial Corp.			20,300	1,774,017

Chimera Investment Corp.(R)			47,500	837,425

China Cinda Asset Management Co., Ltd. (China)			6,485,000	2,256,699

China Construction Bank Corp. (China)			4,196,000	3,136,630

Chongqing Rural Commercial Bank Co., Ltd. (China)			2,473,000	1,513,971

CIFI Holdings Group Co., Ltd. (China)			1,400,000	395,159

CoreLogic, Inc.(NON)			10,300	363,281

Corporate Office Properties Trust(R)			8,600	273,652

Country Garden Holdings Co., Ltd. (China)			3,558,000	2,045,223

Discover Financial Services			28,900	2,002,192

Equity Commonwealth(NON)(R)			12,600	388,584

Equity Lifestyle Properties, Inc.(R)			4,000	295,760

Equity One, Inc.(R)			8,500	265,115

Equity Residential Trust(R)			19,100	1,160,707

Everest Re Group, Ltd.			3,986	876,641

Fubon Financial Holding Co., Ltd. (Taiwan)			533,000	860,390

Grupo Financiero Galicia SA ADR (Argentina)(S)			59,500	1,848,665

Guangzhou R&F Properties Co., Ltd. (China)			2,034,800	2,617,292

Hanover Insurance Group, Inc. (The)			2,200	184,668

Highwealth Construction Corp. (Taiwan)			845,000	1,257,553

Highwoods Properties, Inc.(R)			7,700	395,857

Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)			30,497	789,915

Industrial & Commercial Bank of China, Ltd. (China)			8,601,000	5,298,790

Industrial Bank of Korea (South Korea)			141,509	1,546,480

Intercontinental Exchange, Inc.			25,800	1,505,688

KB Financial Group, Inc. (South Korea)			6,074	245,657

Liberty Holdings, Ltd. (South Africa)			144,519	1,187,126

Liberty Property Trust(R)			9,100	349,349

Macerich Co. (The)(R)			7,100	487,699

Macquarie Mexico Real Estate Management SA de CV (Mexico)(R)			637,850	627,649

Marsh & McLennan Cos., Inc.			26,900	1,829,738

MFA Financial, Inc.(R)			62,000	489,180

Mid-America Apartment Communities, Inc.(R)			2,711	257,409

MRV Engenharia e Participacoes SA (Brazil)			493,096	1,996,733

Old Mutual PLC (South Africa)			759,075	1,994,489

People's Insurance Co. Group of China, Ltd. (China)			6,984,000	2,736,388

PNC Financial Services Group, Inc. (The)			36,000	4,336,560

Popular, Inc. (Puerto Rico)			15,300	679,779

Public Storage(R)			1,200	258,000

Regency Centers Corp.(R)			7,500	522,975

Reinsurance Group of America, Inc.			5,400	677,538

Retail Properties of America, Inc. Class A(R)			12,700	190,119

Sberbank of Russia PJSC ADR (Russia)			413,007	4,837,298

Shinhan Financial Group Co., Ltd. (South Korea)			26,836	1,059,954

SunTrust Banks, Inc.			27,100	1,539,822

TCF Financial Corp.			25,200	437,220

Travelers Cos., Inc. (The)			14,600	1,719,588

Two Harbors Investment Corp.(R)			61,800	541,986

U.S. Bancorp			34,300	1,805,895

Voya Financial, Inc.			39,800	1,600,756

Weingarten Realty Investors(R)			6,300	224,469

Wells Fargo & Co.			82,980	4,674,263

Western Alliance Bancorp(NON)			8,700	429,606

				98,259,493

				—
Health care (3.2%)

AmerisourceBergen Corp.			12,900	1,125,912

C.R. Bard, Inc.			4,600	1,091,718

Charles River Laboratories International, Inc.(NON)			3,600	290,880

DaVita Inc.(NON)			23,700	1,510,875

Intuitive Surgical, Inc.(NON)(S)			3,100	2,147,339

Johnson & Johnson			59,385	6,725,351

McKesson Corp.			19,300	2,685,595

Merck & Co., Inc.			35,527	2,202,319

Pfizer, Inc.			164,500	5,219,585

Richter Gedeon Nyrt (Hungary)			144,823	3,123,988

St Shine Optical Co., Ltd. (Taiwan)			17,000	321,604

Thermo Fisher Scientific, Inc.			26,900	4,099,291

UnitedHealth Group, Inc.			30,700	4,976,470

VWR Corp.(NON)			7,100	183,961

Waters Corp.(NON)			1,900	269,135

				35,974,023
Technology (7.1%)

Agilent Technologies, Inc.			17,600	861,872

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			23,392	2,369,844

Alphabet, Inc. Class A(NON)			8,100	6,643,539

Amdocs, Ltd.			16,200	951,102

Apple, Inc.			25,805	3,131,437

Applied Materials, Inc.			105,700	3,620,225

AU Optronics Corp. (Taiwan)			678,000	279,021

Cisco Systems, Inc.			171,600	5,271,552

CommerceHub, Inc. Ser. C(NON)			15,000	218,700

eBay, Inc.(NON)			125,200	3,985,116

Fiserv, Inc.(NON)			21,800	2,341,974

Fitbit, Inc. Class A(NON)(S)			66,500	399,665

Foxconn Technology Co., Ltd. (Taiwan)			1,143,320	3,206,081

Genpact, Ltd.(NON)			15,700	387,476

Globant SA (Luxembourg)(NON)(S)			37,200	1,233,180

Hon Hai Precision Industry Co., Ltd. (Taiwan)			1,931,400	5,157,219

Innolux Corp. (Taiwan)			2,454,000	1,033,395

Intuit, Inc.			12,200	1,446,676

Microsoft Corp.			22,923	1,481,972

Motorola Solutions, Inc.			9,900	799,029

MSCI, Inc.			3,800	314,450

NetEase, Inc. ADR (China)			9,865	2,504,724

Paychex, Inc.			57,000	3,436,530

Samsung Electronics Co., Ltd. (South Korea)			7,664	13,011,851

SK Hynix, Inc. (South Korea)			47,662	2,202,435

Synopsys, Inc.(NON)			16,200	1,018,818

Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)			158,009	4,884,058

Tencent Holdings, Ltd. (China)			165,200	4,352,019

Texas Instruments, Inc.			39,200	2,961,168

Tripod Technology Corp. (Taiwan)			337,000	820,299

				80,325,427
Transportation (0.8%)

AirAsia Bhd (Malaysia)			1,796,200	1,034,047

Controladora Vuela Cia de Aviacion SAB de CV Class A (Mexico)(NON)			202,370	274,342

Eva Airways Corp. (Taiwan)			1,826,000	879,621

MISC Bhd (Malaysia)			902,200	1,495,010

Southwest Airlines Co.			21,700	1,135,127

United Parcel Service, Inc. Class B			40,099	4,376,004

				9,194,151
Utilities and power (1.7%)

American Electric Power Co., Inc.			24,100	1,543,846

American Water Works Co., Inc.			10,000	734,400

Equatorial Energia SA (Brazil)			190,900	3,519,815

Eversource Energy			10,400	575,328

Great Plains Energy, Inc.			17,800	490,390

Korea Electric Power Corp. (South Korea)			74,282	2,713,425

NiSource, Inc.			26,600	595,042

Pampa Energia SA ADR (Argentina)(NON)			28,400	1,318,896

PG&E Corp.			37,700	2,333,253

Southern Co. (The)			39,400	1,947,542

Tenaga Nasional Bhd (Malaysia)			1,141,200	3,452,326

Texas Competitive Electric Holdings Co., Inc. (Rights)(F)			14,142	18,385

Vistra Energy Corp.			14,142	229,242

Westar Energy, Inc.			9,200	503,148

				19,975,038

Total common stocks (cost $390,468,729)				$446,970,901

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (36.5%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.1%)

Government National Mortgage Association Pass-Through Certificates 4.50%, TBA, 2/1/47			$1,000,000	$1,072,734

				1,072,734
U.S. Government Agency Mortgage Obligations (36.4%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
3.50%, TBA, 3/1/47			1,000,000	1,019,063
3.50%, TBA, 2/1/47			1,000,000	1,021,172

Federal National Mortgage Association Pass-Through Certificates
5.50%, 1/1/38			1,351,705	1,510,259
5.50%, TBA, 2/1/47			1,000,000	1,111,016
4.50%, 11/1/44			1,280,749	1,396,066
4.50%, TBA, 3/1/47			1,000,000	1,073,633
4.50%, TBA, 2/1/47			1,000,000	1,075,391
4.00%, TBA, 3/1/47			1,000,000	1,047,305
4.00%, TBA, 2/1/47			1,000,000	1,049,297
3.50%, with due dates from 6/1/42 to 9/1/46			3,379,220	3,468,239
3.50%, TBA, 3/1/47			109,000,000	111,167,225
3.50%, TBA, 2/1/47			109,000,000	111,392,888
3.00%, with due dates from 2/1/43 to 2/1/43			1,402,382	1,396,029
3.00%, TBA, 3/1/47			52,000,000	51,364,217
3.00%, TBA, 2/1/47			77,000,000	76,205,938
2.50%, TBA, 3/1/47			23,000,000	21,756,563
2.50%, TBA, 2/1/47			28,000,000	26,532,187

				413,586,488

Total U.S. government and agency mortgage obligations (cost $414,996,593)				$414,659,222

MORTGAGE-BACKED SECURITIES (13.4%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (8.6%)

Federal Home Loan Mortgage Corporation
IFB Ser. 2990, Class LB, 14.985%, 6/15/34			$253,340	$308,916
IFB Ser. 3232, Class KS, IO, 5.533%, 10/15/36			362,334	46,651
IFB Ser. 4104, Class S, IO, 5.333%, 9/15/42			640,158	130,392
IFB Ser. 4096, Class SM, IO, 5.283%, 8/15/42			4,718,377	943,709
IFB Ser. 4073, Class AS, IO, 5.283%, 8/15/38			7,154,888	739,896
IFB Ser. 3852, Class NT, 5.233%, 5/15/41			1,443,625	1,452,230
Ser. 3687, Class CI, IO, 5.00%, 11/15/38			981,799	107,846
Ser. 4322, Class ID, IO, 4.50%, 5/15/43			4,724,591	830,832
Ser. 4122, Class TI, IO, 4.50%, 10/15/42			1,107,965	237,548
Ser. 4026, Class GI, IO, 4.50%, 9/15/41			4,387,310	836,996
Ser. 4568, Class MI, IO, 4.00%, 4/15/46			9,714,941	1,651,540
Ser. 4601, Class IC, IO, 4.00%, 12/15/45			5,285,553	847,274
Ser. 4530, Class HI, IO, 4.00%, 11/15/45			5,870,043	991,450
Ser. 4462, IO, 4.00%, 4/15/45			1,986,124	386,976
Ser. 4452, Class QI, IO, 4.00%, 11/15/44			4,451,575	978,901
Ser. 4389, Class IA, IO, 4.00%, 9/15/44			4,774,221	880,366
Ser. 4355, Class DI, IO, 4.00%, 3/15/44			3,760,230	551,626
Ser. 4193, Class PI, IO, 4.00%, 3/15/43			2,912,188	446,366
Ser. 4121, Class MI, IO, 4.00%, 10/15/42			3,549,213	705,406
Ser. 4116, Class MI, IO, 4.00%, 10/1/42			2,788,108	563,245
Ser. 4213, Class GI, IO, 4.00%, 11/15/41			2,062,691	312,910
Ser. 3996, Class IK, IO, 4.00%, 3/15/39			3,224,378	328,071
Ser. 4604, Class QI, IO, 3.50%, 7/15/46			8,665,095	1,454,090
Ser. 4369, Class IA, IO, 3.50%, 7/15/44			1,468,613	266,980
Ser. 303, Class C18, IO, 3.50%, 1/15/43			4,037,392	829,826
Ser. 4121, Class AI, IO, 3.50%, 10/15/42			5,517,126	1,072,747
Ser. 4122, Class CI, IO, 3.50%, 10/15/42			4,509,312	598,647
Ser. 4136, Class IW, IO, 3.50%, 10/15/42			2,993,116	410,395
Ser. 4097, Class PI, IO, 3.50%, 11/15/40			3,121,760	347,171
Ser. 4150, Class DI, IO, 3.00%, 1/15/43			2,792,932	344,753
Ser. 4158, Class TI, IO, 3.00%, 12/15/42			5,158,960	569,498
Ser. 4134, Class PI, IO, 3.00%, 11/15/42			6,790,848	836,157
Ser. 4183, Class MI, IO, 3.00%, 2/15/42			2,018,947	212,393
Ser. 4206, Class IP, IO, 3.00%, 12/15/41			4,107,693	458,429
FRB Ser. 8, Class A9, IO, 0.453%, 11/15/28			143,188	1,969
FRB Ser. 59, Class 1AX, IO, 0.277%, 10/25/43			370,811	3,708
Ser. 48, Class A2, IO, 0.212%, 7/25/33			553,272	4,106

Federal National Mortgage Association
IFB Ser. 05-74, Class NK, 23.644%, 5/25/35			49,415	70,222
IFB Ser. 05-122, Class SE, 20.401%, 11/25/35			123,202	168,736
IFB Ser. 11-4, Class CS, 11.358%, 5/25/40			648,499	750,010
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46			3,772,288	902,372
IFB Ser. 12-68, Class BS, IO, 5.229%, 7/25/42			5,661,613	1,015,399
IFB Ser. 13-101, Class SE, IO, 5.129%, 10/25/43			3,601,447	800,316
Ser. 397, Class 2, IO, 5.00%, 9/25/39			32,750	6,214
Ser. 421, Class C6, IO, 4.00%, 5/25/45			3,345,265	651,173
Ser. 14-47, Class IP, IO, 4.00%, 3/25/44			5,151,709	892,209
Ser. 12-124, Class UI, IO, 4.00%, 11/25/42			3,871,457	747,965
Ser. 12-96, Class PI, IO, 4.00%, 7/25/41			855,325	135,489
Ser. 12-22, Class CI, IO, 4.00%, 3/25/41			3,393,301	473,988
Ser. 16-98, Class QI, IO, 3.50%, 2/25/46			3,965,792	629,094
Ser. 15-10, Class AI, IO, 3.50%, 8/25/43			1,646,961	280,529
Ser. 12-118, Class IC, IO, 3.50%, 11/25/42			5,649,222	1,072,343
Ser. 12-136, Class PI, IO, 3.50%, 11/25/42			2,336,129	253,853
Ser. 14-10, IO, 3.50%, 8/25/42			2,303,072	361,501
Ser. 12-101, Class PI, IO, 3.50%, 8/25/40			2,058,112	210,724
Ser. 14-76, IO, 3.50%, 11/25/39			6,197,730	626,453
Ser. 13-21, Class AI, IO, 3.50%, 3/25/33			3,034,006	449,125
Ser. 16-50, Class PI, IO, 3.00%, 8/25/46			5,471,746	882,593
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43			2,419,014	287,379
Ser. 13-1, Class MI, IO, 3.00%, 1/25/43			4,303,069	403,241
Ser. 13-8, Class NI, IO, 3.00%, 12/25/42			3,881,706	411,367
Ser. 6, Class BI, IO, 3.00%, 12/25/42			4,439,951	355,640
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42			2,324,544	200,143
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41			2,947,452	211,745
Ser. 13-31, Class NI, IO, 3.00%, 6/25/41			4,313,092	353,821
Ser. 98-W5, Class X, IO, 0.647%, 7/25/28			280,905	13,694
Ser. 98-W2, Class X, IO, 0.324%, 6/25/28			914,896	44,601
Ser. 08-36, Class OV, PO, zero %, 1/25/36			16,766	14,529

Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39			3,664,924	732,838
IFB Ser. 11-81, Class SB, IO, 5.938%, 11/16/36			1,039,835	103,744
IFB Ser. 13-129, Class SN, IO, 5.373%, 9/20/43			732,029	122,073
IFB Ser. 13-99, Class VS, IO, 5.333%, 7/16/43			885,728	155,144
IFB Ser. 16-77, Class SC, IO, 5.323%, 10/20/45			2,177,885	423,879
Ser. 15-35, Class AI, IO, 5.00%, 3/16/45			3,236,614	675,643
Ser. 14-182, Class KI, IO, 5.00%, 10/20/44			4,248,419	877,638
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44			3,349,959	684,531
Ser. 14-122, Class IC, IO, 5.00%, 8/20/44			3,083,211	570,271
Ser. 14-76, IO, 5.00%, 5/20/44			2,397,982	493,182
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44			2,693,087	520,297
Ser. 14-2, Class IC, IO, 5.00%, 1/16/44			4,671,529	1,055,999
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43			821,940	169,962
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40			193,489	10,245
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40			700,989	148,894
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40			1,207,980	250,197
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			3,374,112	711,556
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39			3,006,629	633,858
Ser. 16-154, Class IB, IO, 5.00%, 11/20/39			2,101,730	442,093
Ser. 16-49, IO, 4.50%, 11/16/45			4,529,585	959,736
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45			4,516,985	885,985
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42			1,001,264	174,480
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40			121,273	16,571
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40			1,707,854	326,576
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40			817,394	156,635
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40			1,518,844	294,682
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40			1,079,905	206,592
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39			690,690	161,608
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39			2,999,182	661,639
Ser. 13-34, Class PI, IO, 4.50%, 8/20/39			3,483,683	410,413
Ser. 10-103, Class DI, IO, 4.50%, 12/20/38			1,154,670	60,815
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45			7,123,636	1,256,966
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45			2,061,948	364,374
Ser. 15-79, Class CI, IO, 4.00%, 5/20/45			5,084,901	1,048,820
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45			4,214,590	921,343
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45			5,733,760	969,000
Ser. 15-40, IO, 4.00%, 3/20/45			1,171,472	240,988
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43			1,567,149	232,565
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42			1,272,706	240,275
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42			833,625	128,744
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42			4,730,159	918,885
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42			1,370,256	246,154
Ser. 14-104, IO, 4.00%, 3/20/42			4,386,249	780,708
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41			1,966,221	294,737
Ser. 14-162, Class DI, IO, 4.00%, 11/20/38			2,261,788	206,900
Ser. 14-133, Class AI, IO, 4.00%, 10/20/36			4,773,291	500,710
Ser. 13-53, Class IA, IO, 4.00%, 12/20/26			2,239,185	252,466
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46			8,979,815	1,227,002
Ser. 15-64, Class PI, IO, 3.50%, 5/20/45			3,635,198	542,881
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45			4,536,853	629,488
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45			3,768,623	659,226
Ser. 15-24, Class CI, IO, 3.50%, 2/20/45			1,576,921	307,000
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45			1,816,213	278,831
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43			1,585,889	160,603
Ser. 13-76, IO, 3.50%, 5/20/43			3,950,411	684,053
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43			3,800,858	576,210
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43			2,470,839	300,454
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43			1,717,840	278,754
Ser. 12-145, IO, 3.50%, 12/20/42			1,376,932	223,329
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42			923,501	156,672
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42			5,191,138	988,912
Ser. 13-37, Class LI, IO, 3.50%, 1/20/42			1,366,342	172,152
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41			2,235,771	234,309
Ser. 15-36, Class GI, IO, 3.50%, 6/16/41			2,113,020	257,112
Ser. 12-71, Class JI, IO, 3.50%, 4/16/41			1,633,974	130,117
Ser. 12-51, Class GI, IO, 3.50%, 7/20/40			4,557,705	540,676
Ser. 13-157, Class IA, IO, 3.50%, 4/20/40			4,181,778	503,013
Ser. 13-90, Class HI, IO, 3.50%, 4/20/40			4,121,455	267,565
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39			5,289,338	720,920
Ser. 183, Class AI, IO, 3.50%, 10/20/39			2,537,145	288,760
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39			2,946,352	427,221
Ser. 15-118, Class EI, IO, 3.50%, 7/20/39			3,785,738	384,637
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39			4,448,932	475,787
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39			7,632,950	959,462
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38			9,310,059	913,689
Ser. 15-124, Class DI, IO, 3.50%, 1/20/38			4,977,941	651,408
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37			4,962,577	684,457
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37			2,391,548	294,268
Ser. 14-145, Class PI, IO, 3.50%, 10/20/29			1,388,697	172,087
Ser. 14-115, Class QI, IO, 3.00%, 3/20/29			2,670,972	252,380
Ser. 16-H23, Class NI, IO, 2.829%, 10/20/66			8,909,910	1,297,283
Ser. 15-H22, Class GI, IO, 2.578%, 9/20/65			5,700,092	764,952
Ser. 15-H26, Class DI, IO, 2.53%, 10/20/65			7,585,725	889,806
Ser. 16-H02, Class BI, IO, 2.474%, 11/20/65			8,225,459	879,787
Ser. 15-H25, Class BI, IO, 2.445%, 10/20/65			10,190,830	1,181,117
FRB Ser. 15-H16, Class XI, IO, 2.436%, 7/20/65			8,682,919	1,071,472
Ser. 15-H20, Class CI, IO, 2.405%, 8/20/65			9,722,574	1,171,580
Ser. 16-H04, Class HI, IO, 2.361%, 7/20/65			3,489,466	388,727
Ser. 16-H03, Class AI, IO, 2.327%, 1/20/66			6,823,490	776,172
Ser. 14-H21, Class AI, IO, 2.204%, 10/20/64			7,356,104	754,736
Ser. 15-H09, Class AI, IO, 2.191%, 4/20/65			7,712,722	836,830
Ser. 16-H11, Class HI, IO, 2.081%, 1/20/66			3,169,043	340,672
Ser. 15-H24, Class HI, IO, 2.034%, 9/20/65			15,726,250	1,338,304
Ser. 16-H07, Class HI, IO, 2.021%, 2/20/66			8,599,008	891,227
Ser. 16-H04, Class KI, IO, 1.957%, 2/20/66			6,643,430	622,822
Ser. 15-H15, Class JI, IO, 1.942%, 6/20/65			7,186,885	791,995
Ser. 15-H19, Class NI, IO, 1.913%, 7/20/65			12,310,464	1,319,682
Ser. 15-H25, Class EI, IO, 1.845%, 10/20/65			8,923,571	887,895
Ser. 15-H18, Class IA, IO, 1.828%, 6/20/65			6,233,339	521,107
Ser. 15-H10, Class CI, IO, 1.808%, 4/20/65			12,720,058	1,253,218
Ser. 15-H26, Class GI, IO, 1.793%, 10/20/65			7,264,575	740,987
Ser. 15-H26, Class EI, IO, 1.722%, 10/20/65			9,396,785	931,221
Ser. 15-H09, Class BI, IO, 1.701%, 3/20/65			10,694,624	936,849
Ser. 15-H10, Class EI, IO, 1.638%, 4/20/65			11,438,589	725,207
Ser. 15-H24, Class BI, IO, 1.618%, 8/20/65			12,968,592	801,459
Ser. 15-H25, Class AI, IO, 1.616%, 9/20/65			10,130,525	891,486
Ser. 15-H14, Class BI, IO, 1.592%, 5/20/65			14,375,410	922,901
Ser. 16-H08, Class GI, IO, 1.434%, 4/20/66			10,947,707	726,928
Ser. 15-H26, Class CI, IO, 0.679%, 8/20/65			27,957,653	634,639

GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-4, IO, 1.147%, 12/19/26			49,503	—
FRB Ser. 98-2, IO, 1.004%, 5/19/27			29,001	—
FRB Ser. 99-2, IO, 0.84%, 9/19/27			71,927	629
FRB Ser. 98-3, IO, zero %, 9/19/27			33,360	—

				97,703,020
Commercial mortgage-backed securities (2.5%)

Banc of America Commercial Mortgage Trust
Ser. 06-1, Class B, 5.49%, 9/10/45			97,916	97,289
FRB Ser. 07-1, Class XW, IO, 0.338%, 1/15/49			972,909	3,899

Banc of America Commercial Mortgage Trust 144A FRB Ser. 08-1, Class C, 6.282%, 2/10/51			584,000	525,483

Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-5, Class D, 5.407%, 10/10/45			144,536	144,455
FRB Ser. 05-1, Class C, 5.404%, 11/10/42			429,000	258,730
Ser. 05-3, Class AJ, 4.767%, 7/10/43			225,000	91,258

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A FRB Ser. 04-4, Class XC, IO, 0.024%, 7/10/42			99,277	27

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45			740,000	703,925
Ser. 05-PWR7, Class D, 5.304%, 2/11/41			431,000	418,833
Ser. 05-PWR7, Class C, 5.235%, 2/11/41			489,000	486,506
Ser. 05-PWR9, Class C, 5.055%, 9/11/42			279,620	280,490

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.436%, 3/11/39			744,676	707,800
FRB Ser. 06-PW11, Class C, 5.436%, 3/11/39			384,000	192,023

CD Mortgage Trust 144A FRB Ser. 07-CD5, Class E, 6.122%, 11/15/44			262,000	254,259

COMM Mortgage Trust FRB Ser. 07-C9, Class D, 5.785%, 12/10/49			350,000	339,815

COMM Mortgage Trust 144A
Ser. 12-LC4, Class E, 4.25%, 12/10/44			604,000	460,610
Ser. 13-LC13, Class E, 3.719%, 8/10/46			391,000	270,611

Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 1.997%, 5/15/38			180,962	1

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.484%, 3/10/44			1,000,425	986,919

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965%, 12/10/41			36,115	36,158

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.41%, 2/10/46			240,000	226,536
FRB Ser. 13-GC10, Class E, 4.41%, 2/10/46			750,000	582,900

GS Mortgage Securities Trust 144A FRB Ser. 06-GG8, Class X, IO, 0.731%, 11/10/39			9,592,297	10,552

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.814%, 2/15/47			1,623,000	1,416,717
FRB Ser. 13-C14, Class E, 4.562%, 8/15/46			816,000	665,122
FRB Ser. 13-C12, Class E, 4.086%, 7/15/45			1,000,000	716,600

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.157%, 2/12/51			78,500	79,277
FRB Ser. 06-LDP7, Class B, 5.927%, 4/17/45			619,000	112,782
FRB Ser. 05-LDP2, Class E, 4.981%, 7/15/42			205,000	204,160
FRB Ser. 07-LDPX, Class X, IO, 0.318%, 1/15/49			3,770,853	27,347

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.257%, 2/12/51			658,000	579,040
FRB Ser. 12-C6, Class F, 5.156%, 5/15/45			432,000	388,195
Ser. 13-C13, Class E, 3.986%, 1/15/46			639,000	441,741
Ser. 13-C10, Class E, 3.50%, 12/15/47			553,000	405,736
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46			370,000	250,860
Ser. 12-C6, Class G, 2.972%, 5/15/45			800,000	618,240

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C3, Class C, 5.546%, 3/15/39			1,494,591	1,474,040
Ser. 06-C6, Class D, 5.502%, 9/15/39			1,187,000	262,113
FRB Ser. 06-C6, Class C, 5.482%, 9/15/39			414,000	123,910
FRB Ser. 07-C2, Class XW, IO, 0.489%, 2/15/40			917,457	567

Merrill Lynch Mortgage Trust
FRB Ser. 05-CIP1, Class C, 5.596%, 7/12/38			90,267	88,113
Ser. 04-KEY2, Class D, 5.046%, 8/12/39			183,114	181,485

ML-CFC Commercial Mortgage Trust 144A
Ser. 06-4, Class AJFX, 5.147%, 12/12/49			16,432	16,471
FRB Ser. 06-4, Class XC, IO, 0.672%, 12/12/49			2,844,249	569

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.698%, 8/15/47			699,000	588,839
FRB Ser. 12-C6, Class F, 4.648%, 11/15/45			844,000	710,986
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45			2,827,000	2,135,233
FRB Ser. 13-C11, Class E, 4.37%, 8/15/46			750,000	584,250
FRB Ser. 13-C11, Class F, 4.37%, 8/15/46			1,024,000	787,149
Ser. 13-C13, Class F, 3.707%, 11/15/46			1,547,000	1,095,987

Morgan Stanley Capital I Trust
FRB Ser. 07-T27, Class AJ, 5.641%, 6/11/42			173,000	179,055
Ser. 07-HQ11, Class D, 5.587%, 2/12/44			2,100,000	627,186
Ser. 07-HQ11, Class C, 5.558%, 2/12/44			1,181,000	705,777
FRB Ser. 06-HQ8, Class D, 5.46%, 3/12/44			274,000	109,422
Ser. 06-HQ10, Class B, 5.448%, 11/12/41			1,795,000	1,819,570

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-C21, Class E, 5.291%, 10/15/44			569,000	531,810

Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class E, 4.777%, 10/15/45			333,000	256,177
FRB Ser. 13-LC12, Class D, 4.296%, 7/15/46			827,000	750,424

WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.265%, 6/15/44			305,000	308,020
Ser. 12-C6, Class E, 5.00%, 4/15/45			533,000	422,776
Ser. 11-C4, Class F, 5.00%, 6/15/44			851,000	671,609
FRB Ser. 12-C10, Class E, 4.452%, 12/15/45			381,000	303,967
Ser. 13-C12, Class E, 3.50%, 3/15/48			570,000	436,335
Ser. 13-C14, Class E, 3.25%, 6/15/46			360,000	238,320

				28,395,056
Residential mortgage-backed securities (non-agency) (2.3%)

BCAP, LLC Trust 144A
FRB Ser. 14-RR1, Class 2A2, 2.85%, 1/26/36			850,000	649,968
FRB Ser. 12-RR5, Class 4A8, 0.926%, 6/26/35			1,133,535	1,091,677

Bear Stearns Alt-A Trust FRB Ser. 04-3, Class B, 3.696%, 4/25/34			236,767	235,689

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class B1, 7.071%, 7/25/25 (Bermuda)			919,000	932,785

Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 1A6, 1.591%, 8/25/35			559,834	431,073
FRB Ser. 06-OA10, Class 1A1, 1.556%, 8/25/46			774,322	679,279
FRB Ser. 06-OA7, Class 1A2, 1.536%, 6/25/46			1,633,256	1,430,324
FRB Ser. 05-59, Class 1A1, 1.107%, 11/20/35			1,218,806	1,073,917

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class B, 12.271%, 1/25/25			1,145,480	1,426,767
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class B, 11.271%, 10/25/28			249,976	292,411
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, 11.271%, 5/25/28			249,690	296,874
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, 10.771%, 7/25/28			1,063,734	1,222,276
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, 10.121%, 4/25/28			749,860	841,758

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, 13.521%, 10/25/28			380,000	493,485
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, 13.021%, 9/25/28			1,310,000	1,686,739
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, 12.521%, 10/25/28			770,000	959,519
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, 12.521%, 8/25/28			1,000,000	1,254,216
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 6.671%, 10/25/28			872,500	983,641
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.471%, 4/25/28			3,235,000	3,611,272
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 6.321%, 4/25/28			140,000	154,234
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 5.771%, 7/25/25			2,808,000	3,083,949
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 5.771%, 7/25/25			140,000	152,848
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, 5.321%, 2/25/25			173,021	183,368
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 4.771%, 5/25/25			127,314	134,081
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 4.771%, 5/25/25			206,000	216,935

GSAA Trust FRB Ser. 07-6, Class 1A1, 0.891%, 5/25/47			362,222	271,655

MortgageIT Trust FRB Ser. 04-1, Class M2, 1.776%, 11/25/34			287,065	254,372

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, 0.951%, 1/25/37			908,864	770,499

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR19, Class A1C3, 1.271%, 12/25/45			352,145	320,725
FRB Ser. 05-AR13, Class A1C3, 1.261%, 10/25/45			1,648,785	1,430,109

Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR6, Class 7A2, 3.033%, 3/25/36			185,505	184,497

				26,750,942

Total mortgage-backed securities (cost $154,474,607)				$152,849,018

CORPORATE BONDS AND NOTES (9.4%)(a)
			Principal amount	Value

Basic materials (1.4%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23			$1,275,000	$1,345,125

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			1,045,000	1,149,500

Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)			2,585,000	2,601,156

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23			415,000	412,925

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7.875%, 11/1/19 (Luxembourg)			1,125,000	1,130,625

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			440,000	459,800

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.00%, 2/15/21 (Canada)			520,000	530,400

Freeport-McMoRan, Inc. 144A company guaranty sr. unsec. notes 6.75%, 2/1/22 (Indonesia)			500,000	521,250

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23			1,050,000	1,197,000

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			2,310,000	2,471,700

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 8/15/22			2,262,000	2,366,618

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7.625%, 10/15/21			685,000	683,288

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			1,073,000	1,115,920

				15,985,307
Capital goods (0.7%)

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19			1,011,000	1,117,155

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			1,000,000	1,033,750

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)			1,210,000	1,303,775

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			1,190,000	1,173,638

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22			2,540,000	2,660,650

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23			1,000,000	1,075,000

				8,363,968
Communication services (1.5%)

Altice SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)			2,500,000	2,653,125

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			3,000,000	3,037,500

Digicel Group, Ltd. 144A sr. unsec. notes 8.25%, 9/30/20 (Jamaica)			2,015,000	1,785,794

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)			200,000	186,000

Digicel, Ltd. 144A sr. unsec. notes 7.00%, 2/15/20 (Jamaica)			500,000	483,750

Frontier Communications Corp. sr. unsec. notes 8.875%, 9/15/20			1,145,000	1,219,425

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)			41,000	14,248

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20			1,500,000	1,605,000

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.25%, 4/1/21			750,000	778,125

Telenet Finance V Luxembourg SCA 144A sr. notes 6.75%, 8/15/24 (Luxembourg)		EUR	115,000	137,501

Virgin Media Secured Finance PLC 144A sr. notes 6.00%, 4/15/21 (United Kingdom)		GBP	314,182	410,935

West Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 7/15/22			$1,350,000	1,299,375

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10.25%, 7/15/19			1,855,000	1,955,875

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23			1,955,000	1,749,725

				17,316,378
Consumer cyclicals (0.9%)

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22			1,000,000	972,500

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)			2,500,000	2,565,125

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			1,805,000	1,922,325

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19			885,000	740,634

JC Penney Corp., Inc. company guaranty sr. unsec. bonds 8.125%, 10/1/19			700,000	741,125

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 11/15/20 (Canada)			1,491,000	1,524,548

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22			530,000	566,438

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6.375%, 6/1/21			1,250,000	1,259,638

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23			390,000	372,353

				10,664,686
Consumer staples (0.3%)

BlueLine Rental Finance Corp. 144A notes 7.00%, 2/1/19			1,323,000	1,306,463

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21			1,500,000	1,560,000

				2,866,463
Energy (1.3%)

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			428,000	380,920

CHC Helicopter SA company guaranty sr. notes 9.25%, 10/15/20 (Canada) (In default)(NON)			243,000	152,483

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			1,299,000	1,386,683

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/22			1,000,000	1,038,750

Halcon Resources Corp. 144A company guaranty notes 8.625%, 2/1/20			1,405,000	1,468,225

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7.375%, 5/1/22			943,000	981,899

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			1,048,000	1,074,200

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44 (Brazil)			382,000	358,316

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)			196,000	220,774

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.875%, 1/20/40 (Brazil)			175,000	158,594

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)			2,369,000	2,392,690

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)			147,000	151,043

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			3,104,000	2,823,088

Samson Investment Co. company guaranty sr. unsec. notes 9.75%, 2/15/20 (In default)(NON)			2,500,000	182,500

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22			2,000,000	2,080,000

				14,850,165
Financials (1.6%)

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB 8.125%, 6/15/38			645,000	690,956

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21			1,905,000	1,995,488

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 4.875%, 3/15/19			1,430,000	1,446,088

Intelsat Connect Finance SA 144A company guaranty sr. unsec. sub. notes 12.50%, 4/1/22 (Luxembourg)			54,000	34,155

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)			200,000	217,500

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21			1,000,000	1,021,250

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6.75%, 6/15/21			995,000	1,007,438

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. unsub. notes 5.298%, 12/27/17 (Russia)			600,000	612,000

Sberbank of Russia Via SB Capital SA 144A unsec. sub. notes 5.125%, 10/29/22 (Russia)			750,000	765,938

Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20			1,000,000	1,002,500

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18			1,000,000	917,500

USI, Inc./NY 144A sr. unsec. notes 7.75%, 1/15/21			1,151,000	1,175,459

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.902%, 7/9/20 (Russia)			575,000	625,313

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)			250,000	274,314

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 5.942%, 11/21/23 (Russia)			200,000	210,626

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%, 5/29/18 (Russia)			1,500,000	1,572,555

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)			2,600,000	2,814,500

Wayne Merger Sub, LLC 144A sr. unsec. notes 8.25%, 8/1/23			1,880,000	1,985,750

				18,369,330
Health care (0.6%)

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23			2,510,000	2,428,425

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada)			2,275,000	836,063

DPx Holdings BV 144A sr. unsec. sub. notes 7.50%, 2/1/22 (Netherlands)			870,000	922,200

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			610,000	666,425

Tenet Healthcare Corp. company guaranty sr. notes 6.25%, 11/1/18			665,000	701,575

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23			1,841,000	1,401,461

				6,956,149
Technology (0.7%)

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19 (In default)(NON)			1,000,000	827,500

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			2,000,000	2,121,000

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			2,005,000	2,057,631

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6.00%, 10/1/20(R)			2,465,000	2,582,088

				7,588,219
Utilities and power (0.4%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			1,834,000	1,861,510

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/26			2,358,000	2,467,058

				4,328,568

Total corporate bonds and notes (cost $107,766,289)				$107,289,233

INVESTMENT COMPANIES (9.1%)(a)
			Shares	Value

Consumer Discretionary Select Sector SPDR Fund(S)			194,100	$16,465,503

Consumer Staples Select Sector SPDR Fund(S)			307,900	16,192,461

Financial Select Sector SPDR Fund(S)			420,900	30,683,610

Financial Select Sector SPDR Fund(S)			702,300	16,370,613

iShares MSCI India ETF (India)(S)			282,730	8,018,223

Utility Select Sector SPDR Fund(S)			313,300	15,408,094

Total investment companies (cost $100,462,650)				$103,138,504

COMMODITY LINKED NOTES (8.7%)(a)(CLN)
			Principal amount	Value

Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less 0.15%, 2017 (Indexed to the BofA Merrill Lynch Commodity MLCXP2KS Excess Return Strategy multiplied by 3)			$7,200,000	$6,835,241

Citigroup Global Markets Holdings Inc. sr. notes Ser. N, 3-month USD LIBOR less 0.20%, 2017 (Indexed to the Citi Commodity Spread Index—Bloomberg Commodity IndexSM 3 Month Forward Sub-Indices versus Bloomberg Commodity IndexSM Sub-Indices multiplied by 3)			46,370,000	47,316,226

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2018 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			7,422,000	7,526,439

Citigroup Global Markets Holdings Inc. sr. notes Ser. N, 1-month USD LIBOR less 0.12%, 2017 (Indexed to the S&P GSCI® Total Return Index multiplied by 3)			8,145,000	10,020,851

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2017 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			13,452,480	13,543,032

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2017 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			13,070,000	13,431,740

Total commodity Linked Notes (cost $95,659,480)				$98,673,529

SENIOR LOANS (3.8%)(a)(c)
			Principal amount	Value

Basic materials (0.4%)

Builders FirstSource, Inc. bank term loan FRN 4.75%, 7/31/22			$2,040,314	$2,044,139

Builders FirstSource, Inc. bank term loan FRN 4.037%, 2/29/24			2,040,314	2,037,763

				4,081,902
Capital goods (0.1%)

Cortes NP Intermediate Holding II Corp. bank term loan FRN Ser. B, 6.00%, 11/30/23			1,440,000	1,455,751

				1,455,751
Communication services (0.2%)

Asurion, LLC bank term loan FRN 8.50%, 3/3/21			2,090,000	2,113,513

Asurion, LLC bank term loan FRN Class B2, 4.02%, 7/8/20			637,819	641,646

				2,755,159
Consumer cyclicals (1.6%)

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11.50%, 3/1/17 (In default)(NON)			538,351	607,440

Caesars Growth Properties Holdings, LLC bank term loan FRN 6.25%, 5/8/21			1,928,212	1,942,673

CBAC Borrower, LLC bank term loan FRN Ser. B, 8.25%, 7/2/20			1,485,000	1,488,713

Diamond Resorts International, Inc. bank term loan FRN Ser. B, 7.00%, 9/2/23			568,575	570,707

Golden Nugget, Inc. bank term loan FRN 4.50%, 11/21/19			545,125	550,576

Golden Nugget, Inc. bank term loan FRN 4.50%, 11/21/19			233,625	235,961

iHeartCommunications, Inc. bank term loan FRN Ser. D, 7.52%, 1/30/19			1,617,000	1,351,812

Jo-Ann Stores, LLC bank term loan FRN 6.256%, 9/29/23			2,100,000	2,070,249

Navistar, Inc. bank term loan FRN Ser. B, 6.50%, 8/7/20			1,485,000	1,503,563

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4.25%, 10/25/20			1,394,220	1,154,878

Sabre GLBL, Inc. bank term loan FRN Ser. B, 4.00%, 2/19/19			575,621	578,379

Scientific Games International, Inc. bank term loan FRN Ser. B2, 6.00%, 10/1/21			1,960,000	1,977,850

Talbots, Inc. (The) bank term loan FRN 9.50%, 3/19/21			2,098,642	1,810,079

Travelport Finance Luxembourg Sarl bank term loan FRN Ser. B, 4.25%, 9/2/21			727,785	734,153

VGD Merger Sub, LLC bank term loan FRN 5.00%, 8/18/23			1,162,088	1,167,898

Yonkers Racing Corp. bank term loan FRN 4.25%, 8/20/19			887,334	884,006

				18,628,937
Consumer staples (0.4%)

Del Monte Foods, Inc. bank term loan FRN 8.45%, 8/18/21			1,000,000	700,000

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4.308%, 9/7/23			2,498,738	2,518,330

Rite Aid Corp. bank term loan FRN 4.875%, 6/21/21			1,000,000	1,001,458

				4,219,788
Energy (0.1%)

Chesapeake Energy Corp. bank term loan FRN 8.50%, 8/23/21			735,000	802,069

				802,069
Financials (0.3%)

Altisource Solutions Sarl bank term loan FRN Ser. B, 4.50%, 12/9/20			1,916,550	1,863,845

Capital Automotive LP bank term loan FRN 6.00%, 4/29/20			2,000,000	2,020,000

				3,883,845
Health care (0.2%)

Kinetic Concepts, Inc. bank term loan FRN Ser. F1, 5.00%, 11/4/20			1,298,174	1,298,444

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4.75%, 6/30/21			994,898	986,659

				2,285,103
Technology (0.2%)

Avaya, Inc. bank term loan FRN Ser. B6, 6.50%, 3/31/18 (In default)(NON)			1,461,118	1,220,033

Infor US, Inc. bank term loan FRN Ser. B5, 3.75%, 6/3/20			577,130	575,607

				1,795,640
Utilities and power (0.3%)

Dynegy, Inc. bank term loan FRN Ser. C, 5.00%, 6/27/23			1,000,000	1,007,656

Tex Operations Co., LLC bank term loan FRN Ser. B, 5.00%, 8/4/23			1,905,429	1,911,621

Tex Operations Co., LLC bank term loan FRN Ser. C, 5.00%, 8/4/23			434,571	435,984

				3,355,261

Total senior loans (cost $43,970,564)				$43,263,455

WARRANTS (1.7%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Bharat Petroleum Corp., Ltd. 144A (India)	3/9/18	$0.00	319,241	$3,207,467

China State Construction Engineering Corp., Ltd. 144A (China)	1/22/18	0.00	1,941,991	2,521,368

Halcon Resources Corp.	9/9/20	14.04	8,737	19,484

HCL Technologies, Ltd. 144A (India)	3/31/17	0.00	167,692	2,004,914

Hindalco Industries, Ltd. 144A (India)	9/26/17	0.00	241,198	675,297

Hindustan Petroleum Corp., Ltd. 144A (India)	6/4/18	0.00	412,546	3,170,180

Indian Oil Corp., Ltd. 144A (India)	10/16/17	0.00	657,517	3,550,950

Infosys, Ltd. 144A (India)	6/27/18	0.00	43,596	596,702

Shanghai Automotive Co. (China)	3/2/17	0.00	827,200	3,048,781

Wipro, Ltd. 144A (India)	3/31/17	0.00	25,224	170,279

Zhengzhou Yutong Bus Co., Ltd. 144A (China)	7/24/17	0.00	185,800	547,027

Total warrants (cost $13,886,682)				$19,512,449

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.2%)(a)
			Principal amount	Value

Argentina (Republic of) 144A sr. unsec. bonds 7.125%, 7/6/36 (Argentina)			$3,757,000	$3,529,525

Argentina (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)			200,000	192,200

Argentina (Republic of) 144A sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)			225,000	223,456

Buenos Aires (Province of) 144A sr. unsec. notes 9.125%, 3/16/24 (Argentina)			2,000,000	2,179,164

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)			1,155,000	1,316,700

Brazil (Federal Republic of) unsec. notes Ser. NTNF, 10.00%, 1/1/23 (Units) (Brazil)			3,520	1,088,030

Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)			488,000	500,200

Croatia (Republic of) 144A sr. unsec. unsub. notes 6.375%, 3/24/21 (Croatia)			220,000	240,625

Croatia (Republic of) 144A sr. unsec. unsub. notes 6.25%, 4/27/17 (Croatia)			475,000	479,719

Egypt (Government of) 144A sr. unsec. notes 6.125%, 1/31/22 (Egypt)			300,000	300,462

Indonesia (Republic of) 144A sr. unsec. notes 5.25%, 1/17/42 (Indonesia)			365,000	373,680

Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)			400,000	418,500

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)			950,000	1,069,938

Russia (Federation of) 144A sr. unsec. unsub. bonds 12.75%, 6/24/28 (Russia)			125,000	214,375

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)			1,000,000	1,082,500

Total foreign government and agency bonds and notes (cost $12,971,627)				$13,209,074

ASSET-BACKED SECURITIES (0.2%)(a)
			Principal amount	Value

Station Place Securitization Trust 144A FRB Ser. 17-1, Class A, 1.673%, 2/25/49			$1,777,000	$1,777,000

Total asset-backed securities (cost $1,777,000)				$1,777,000

CONVERTIBLE BONDS AND NOTES (0.0%)(a)
			Principal amount	Value

SandRidge Energy, Inc. cv. company guaranty sr. unsec. sub. notes zero %, 10/4/20			$365,963	$400,272

Total convertible bonds and notes (cost $379,383)				$400,272

PURCHASED SWAP OPTIONS OUTSTANDING (0.0%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

2.3125/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.3125		$3,478,000	$34,571

1.495/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.495		5,217,000	6,782

(1.495)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.495		5,217,000	5,530

Barclays Bank PLC

1.345/3 month USD-LIBOR-BBA/Feb-18	Feb-17/1.345		5,217,000	4,017

Citibank, N.A.

2.274/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.274		2,608,500	10,773

2.275/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.275		2,608,500	7,695

1.34/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.34		5,217,000	3,391

(1.34)/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.34		5,217,000	3,078

Credit Suisse International

2.31/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.31		2,608,500	13,903

2.4625/3 month USD-LIBOR-BBA/Feb-37	Feb-17/2.4625		1,739,000	6,365

Goldman Sachs International

1.86375/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.86375		5,217,000	7,773

2.248/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.248		2,608,500	5,347

JPMorgan Chase Bank N.A.

2.3525/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.3525		1,739,000	20,120

2.267/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.267		1,739,000	5,982

2.736/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.736		1,739,000	2,417

Total purchased swap options outstanding (cost $239,557)				$137,744

PURCHASED OPTIONS OUTSTANDING (0.4%)(a)
	Expiration		Contract
	date/strike price		amount	Value

SPDR S&P 500 ETF Trust (Put)	Jan-18/$195.00		$172,524	$914,182

SPDR S&P 500 ETF Trust (Put)	Dec-17/195.00		165,956	798,833

SPDR S&P 500 ETF Trust (Put)	Nov-17/186.00		177,327	512,489

SPDR S&P 500 ETF Trust (Put)	Oct-17/183.00		182,211	425,075

SPDR S&P 500 ETF Trust (Put)	Sep-17/180.00		182,549	322,042

SPDR S&P 500 ETF Trust (Put)	Aug-17/183.00		182,977	287,981

USD/JPY (Call)	May-17/JPY 118.00		9,541,400	97,799

USD/MXN (Put)	Apr-17/MXN 21.25		25,161,900	904,117

Total purchased options outstanding (cost $7,263,660)				$4,262,518

SHORT-TERM INVESTMENTS (19.6%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.94%(AFF)		Shares	67,054,919	67,054,919

Putnam Short Term Investment Fund 0.74%(AFF)		Shares	109,784,782	109,784,782

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.47%(P)		Shares	290,000	290,000

U.S. Treasury Bills 0.488%, 4/13/17(SEG)(SEGSF)(SEGCCS)			$3,786,000	3,782,396

U.S. Treasury Bills 0.467%, 2/23/17(SEGCCS)			79,000	78,977

U.S. Treasury Bills 0.450%, 2/16/17(SEG)(SEGSF)(SEGCCS)			34,987,000	34,980,422

U.S. Treasury Bills 0.442%, 2/9/17(SEGSF)(SEGCCS)			3,932,000	3,931,587

U.S. Treasury Bills 0.433%, 2/2/17(SEGSF)			3,439,000	3,438,955

Total short-term investments (cost $223,342,197)				$223,342,038

TOTAL INVESTMENTS

Total investments (cost $1,567,659,018)(b)				$1,629,484,957

FORWARD CURRENCY CONTRACTS at 1/31/17 (aggregate face value $346,212,408) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/19/17	$1,874,442	$1,795,595	$78,847
	Brazilian Real	Buy	4/3/17	3,188,527	3,141,995	46,532
	British Pound	Sell	3/16/17	4,369,996	4,354,529	(15,467)
	Canadian Dollar	Buy	4/19/17	3,279,492	3,175,845	103,647
	Chinese Yuan (Offshore)	Buy	2/16/17	6,421,031	6,326,806	94,225
	Chinese Yuan (Offshore)	Sell	2/16/17	6,421,031	6,401,416	(19,615)
	Euro	Buy	3/16/17	3,342,137	3,402,692	(60,555)
	Japanese Yen	Buy	2/16/17	8,908,443	8,754,295	154,148
	Japanese Yen	Sell	2/16/17	8,908,443	8,659,699	(248,744)
	Japanese Yen	Buy	5/17/17	1,563,811	1,552,087	11,724
	Norwegian Krone	Sell	3/16/17	2,020,079	2,006,936	(13,143)
	Russian Ruble	Buy	3/16/17	3,092,839	3,129,558	(36,719)
	Singapore Dollar	Sell	5/17/17	6,450,522	6,385,445	(65,077)
	South African Rand	Buy	4/19/17	3,187,527	3,174,167	13,360
	Swedish Krona	Buy	3/16/17	6,460,105	6,328,436	131,669
Barclays Bank PLC
	Australian Dollar	Buy	4/19/17	2,158,863	2,188,721	(29,858)
	Canadian Dollar	Buy	4/19/17	1,131,132	1,095,191	35,941
	Euro	Buy	3/16/17	1,539,996	1,589,189	(49,193)
	Japanese Yen	Buy	2/16/17	367,831	365,349	2,482
	Japanese Yen	Sell	2/16/17	367,831	397,336	29,505
	Japanese Yen	Sell	5/17/17	369,331	366,896	(2,435)
	New Zealand Dollar	Sell	4/19/17	759,238	694,770	(64,468)
	Swedish Krona	Buy	3/16/17	3,279,955	3,132,018	147,937
Credit Suisse International
	Australian Dollar	Sell	4/19/17	174,499	167,091	(7,408)
	Canadian Dollar	Buy	4/19/17	2,452,620	2,374,381	78,239
	Euro	Sell	3/16/17	128,910	148,083	19,173
	Hong Kong Dollar	Sell	2/16/17	2,249,234	2,251,770	2,536
	Japanese Yen	Buy	2/16/17	2,549,610	2,697,263	(147,653)
	Japanese Yen	Sell	2/16/17	2,549,610	2,754,648	205,038
	Japanese Yen	Sell	5/17/17	741,651	736,803	(4,848)
	New Zealand Dollar	Sell	4/19/17	3,104,001	3,044,874	(59,127)
	Swedish Krona	Buy	3/16/17	2,448,387	2,337,972	110,415
Goldman Sachs International
	Australian Dollar	Buy	4/19/17	7,786,503	7,517,373	269,130
	British Pound	Sell	3/16/17	1,791,892	1,735,351	(56,541)
	Canadian Dollar	Buy	4/19/17	3,264,802	3,210,805	53,997
	Euro	Sell	3/16/17	2,833,203	2,693,485	(139,718)
	Indian Rupee	Buy	5/17/17	3,104,015	3,130,769	(26,754)
	Japanese Yen	Buy	2/16/17	5,962,559	5,842,241	120,318
	Japanese Yen	Sell	2/16/17	5,962,559	6,013,794	51,235
	Japanese Yen	Sell	5/17/17	3,555,580	3,531,574	(24,006)
	New Taiwan Dollar	Buy	2/16/17	3,258,588	3,218,654	39,934
	New Taiwan Dollar	Sell	2/16/17	3,258,588	3,200,655	(57,933)
	New Zealand Dollar	Sell	4/19/17	13,028,255	12,373,256	(654,999)
	Norwegian Krone	Sell	3/16/17	1,816,288	1,802,210	(14,078)
	Russian Ruble	Sell	3/16/17	543,768	746,628	202,860
	South Korean Won	Buy	2/16/17	3,260,153	3,205,383	54,770
	South Korean Won	Sell	2/16/17	3,260,153	3,220,398	(39,755)
	South Korean Won	Sell	5/17/17	3,263,723	3,219,243	(44,480)
	Swedish Krona	Buy	3/16/17	3,224,256	3,132,751	91,505
HSBC Bank USA, National Association
	Canadian Dollar	Sell	4/19/17	808,644	820,556	11,912
	Euro	Sell	3/16/17	2,398,240	2,346,845	(51,395)
	Hong Kong Dollar	Sell	2/16/17	2,766,993	2,770,144	3,151
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/19/17	5,880,266	5,681,081	199,185
	Brazilian Real	Buy	4/3/17	3,179,654	3,101,737	77,917
	British Pound	Sell	3/16/17	6,162,896	6,209,339	46,443
	Canadian Dollar	Sell	4/19/17	619,443	635,593	16,150
	Chinese Yuan (Offshore)	Buy	2/16/17	6,421,031	6,311,084	109,947
	Chinese Yuan (Offshore)	Sell	2/16/17	6,421,031	6,283,881	(137,150)
	Czech Koruna	Buy	7/19/17	3,267,682	3,245,200	22,482
	Euro	Sell	3/16/17	6,176,421	6,002,237	(174,184)
	Euro	Sell	7/19/17	3,245,447	3,218,779	(26,668)
	Hong Kong Dollar	Sell	2/16/17	7,729,157	7,730,707	1,550
	Indonesian Rupiah	Buy	5/17/17	3,126,371	3,137,147	(10,776)
	Japanese Yen	Buy	2/16/17	2,690,730	2,665,734	24,996
	Japanese Yen	Sell	2/16/17	2,690,730	2,907,006	216,276
	Japanese Yen	Sell	5/17/17	324,476	322,394	(2,082)
	New Taiwan Dollar	Buy	2/16/17	3,258,588	3,215,613	42,975
	New Taiwan Dollar	Sell	2/16/17	3,258,588	3,186,397	(72,191)
	New Zealand Dollar	Sell	4/19/17	4,995,946	4,732,261	(263,685)
	Norwegian Krone	Buy	3/16/17	426,283	392,789	33,494
	South Korean Won	Sell	2/16/17	3,242,125	3,213,205	(28,920)
	South Korean Won	Sell	5/17/17	3,261,775	3,222,378	(39,397)
	Swedish Krona	Buy	3/16/17	2,443,587	2,339,913	103,674
	Swiss Franc	Sell	3/16/17	1,435,442	1,390,230	(45,212)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	4/19/17	2,695,002	2,579,601	115,401
	British Pound	Buy	3/16/17	609,049	613,496	(4,447)
	Canadian Dollar	Buy	4/19/17	2,798,644	2,759,983	38,661
	Czech Koruna	Buy	7/19/17	3,267,682	3,243,864	23,818
	Euro	Buy	3/16/17	4,747,275	4,719,448	27,827
	Euro	Sell	7/19/17	10,147,316	9,958,079	(189,237)
	Japanese Yen	Buy	2/16/17	1,895,862	1,883,012	12,850
	Japanese Yen	Sell	2/16/17	3,799,457	3,939,516	140,059
	New Zealand Dollar	Sell	4/19/17	3,291,175	3,084,175	(207,000)
	Norwegian Krone	Buy	3/16/17	6,402,556	6,270,063	132,493
	Swedish Krona	Buy	3/16/17	3,328,734	3,163,780	164,954
	Swedish Krona	Sell	3/16/17	3,242,070	3,184,063	(58,007)
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/19/17	1,800,554	1,774,695	25,859
	Brazilian Real	Sell	4/3/17	1,052,178	971,890	(80,288)
	Canadian Dollar	Buy	4/19/17	5,245,036	5,077,243	167,793
	Euro	Sell	3/16/17	8,795,387	8,639,969	(155,418)
	Japanese Yen	Buy	2/16/17	2,352,029	2,444,258	(92,229)
	Japanese Yen	Sell	2/16/17	2,352,029	2,444,261	92,232
	Japanese Yen	Sell	5/17/17	99,552	98,910	(642)
	New Zealand Dollar	Sell	4/19/17	6,535,429	6,166,290	(369,139)
	Singapore Dollar	Sell	5/17/17	3,235,274	3,188,244	(47,030)
	Swedish Krona	Buy	3/16/17	3,278,832	3,036,164	242,668
WestPac Banking Corp.
	Australian Dollar	Buy	4/19/17	2,341,311	2,360,197	(18,886)
	Chinese Yuan (Offshore)	Buy	2/16/17	7,275,995	7,256,909	19,086
	Chinese Yuan (Offshore)	Sell	2/16/17	7,275,995	7,192,484	(83,511)
	Euro	Sell	3/16/17	2,380,505	2,353,138	(27,367)

Total						$195,585

FUTURES CONTRACTS OUTSTANDING at 1/31/17 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

DAX Index (Short)	19	$5,930,097	Mar-17	$(161,830)
Euro-CAC 40 Index (Short)	77	3,946,192	Feb-17	83,745
FTSE 100 Index (Short)	29	2,570,338	Mar-17	(55,516)
S&P 500 Index E-Mini (Long)	20	2,274,500	Mar-17	4,460
S&P 500 Index E-Mini (Short)	1,007	114,521,075	Mar-17	(75,832)
S&P Mid Cap 400 Index E-Mini (Long)	456	76,858,800	Mar-17	85,308
SPI 200 Index (Long)	2	210,646	Mar-17	1,245
Tokyo Price Index (Long)	188	$25,258,702	Mar-17	(469,504)
U.S. Treasury Note 10 yr (Long)	324	40,327,875	Mar-17	(25,957)

Total				$(613,881)

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/17 (premiums $1,952,743) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

2.082/3 month USD-LIBOR-BBA/Jul-20	Jul-17/2.082	$1,739,000	$5,478
(1.728)/3 month USD-LIBOR-BBA/Jul-20	Jul-17/1.728	1,739,000	6,191
(2.6475)/3 month USD-LIBOR-BBA/Apr-22	Apr-17/2.6475	3,478,000	16,034
(2.01)/3 month USD-LIBOR-BBA/Apr-22	Apr-17/2.01	3,478,000	21,320
Barclays Bank PLC

(2.111)/3 month USD-LIBOR-BBA/Feb-18	Feb-17/2.111	5,217,000	4,226
Citibank, N.A.

2.7415/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.7415	2,608,500	1,096
2.575/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.575	2,608,500	2,165
1.942/3 month USD-LIBOR-BBA/Apr-20	Apr-17/1.942	1,739,000	2,574
(1.652)/3 month USD-LIBOR-BBA/Apr-20	Apr-17/1.652	1,739,000	2,991
Credit Suisse International

2.80/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.80	2,608,500	626
(2.7275)/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.7275	1,739,000	2,035
(2.25)/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.25	1,739,000	4,921
(2.215)/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.215	2,608,500	6,834
Goldman Sachs International

2.548/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.548	2,608,500	2,478
(1.63875)/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.63875	5,217,000	2,713
(1.75125)/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.75125	5,217,000	4,852
JPMorgan Chase Bank N.A.

(2.476)/3 month USD-LIBOR-BBA/Feb-37	Feb-17/2.476	1,739,000	7,721
(2.69)/3 month USD-LIBOR-BBA/Apr-22	Apr-17/2.69	1,739,000	9,285
(2.05)/3 month USD-LIBOR-BBA/Apr-22	Apr-17/2.05	1,739,000	12,364
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	9,893,000	596,350

Total			$712,254

WRITTEN OPTIONS OUTSTANDING at 1/31/17 (premiums $350,665) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	Feb-17/$235.00	$160,057	$22,411
USD/JPY (Call)	May-17/JPY 125.00	9,541,400	22,327
USD/MXN (Put)	Apr-17/MXN 20.35	25,161,900	405,585

Total			$450,323

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/17 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Bank of America N.A.

2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	$521,700	$(18,390)	$(329)
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	521,700	(18,390)	(475)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	521,700	(55,978)	(605)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	521,700	(55,978)	(3,588)
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	521,700	47,136	2,572
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	521,700	47,136	(125)
Citibank, N.A.

2.605/3 month USD-LIBOR-BBA/Feb-27 (Written)	Feb-17/2.605	2,608,500	2,609	1,069
2.55125/3 month USD-LIBOR-BBA/Feb-27 (Written)	Feb-17/2.55125	2,608,500	6,521	887
Credit Suisse International

2.6075/3 month USD-LIBOR-BBA/Feb-27 (Written)	Feb-17/2.6075	2,608,500	3,261	(316)
Goldman Sachs International

2.61/3 month USD-LIBOR-BBA/Feb-27 (Written)	Feb-17/2.61	2,608,500	1,913	730
Wells Fargo Bank, N.A.

2.82/3 month USD-LIBOR-BBA/Jan-30 (Written)	Jan-20/2.82	87,000	4,508	443
(2.82)/3 month USD-LIBOR-BBA/Jan-30 (Written)	Jan-20/2.82	87,000	4,508	(168)

Total			$(31,144)	$95

TBA SALE COMMITMENTS OUTSTANDING at 1/31/17 (proceeds receivable $213,113,594) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal Home Loan Mortgage Corporation, 3.50%, 2/1/47	$1,000,000	2/13/17	$1,021,172
Federal National Mortgage Association, 4.50%, 2/1/47	1,000,000	2/13/17	1,075,391
Federal National Mortgage Association, 4.00%, 2/1/47	1,000,000	2/13/17	1,049,297
Federal National Mortgage Association, 3.50%, 2/1/47	109,000,000	2/13/17	111,392,888
Federal National Mortgage Association, 3.00%, 2/1/47	77,000,000	2/13/17	76,205,938
Federal National Mortgage Association, 2.50%, 2/1/47	23,000,000	2/13/17	21,794,296
Government National Mortgage Association, 4.50%, 2/1/47	1,000,000	2/21/17	1,072,734

Total			$213,611,716

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/17 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$142,895	(E)	$(5)	4/24/47	3 month USD-LIBOR-BBA	1.92%	$(22,898)
		17,207,000	(E)	46,634	3/15/27	3 month USD-LIBOR-BBA	2.50%	235,963
		101,421,000	(E)	135,396	3/15/22	3 month USD-LIBOR-BBA	2.15%	791,589
		15,833,400	(E)	71,460	3/15/47	3 month USD-LIBOR-BBA	2.704%	286,920
		252,067,000	(E)	407,031	3/15/27	3 month USD-LIBOR-BBA	2.4885%	2,916,358
		62,274,000	(E)	(104,158)	3/15/27	2.4885%	3 month USD-LIBOR-BBA	(724,096)
		79,135,800	(E)	(87,913)	3/15/22	2.132%	3 month USD-LIBOR-BBA	(531,469)
		210,359,700	(E)	(62,039)	3/15/19	1.6065%	3 month USD-LIBOR-BBA	(286,493)
		1,739,000		(14,631)	1/31/27	3 month USD-LIBOR-BBA	2.4775%	4,756
		11,691,000		(155)	1/5/27	3 month USD-LIBOR-BBA	2.38%	40,703
		10,028,000		(133)	1/5/27	3 month USD-LIBOR-BBA	2.3795%	34,459
		2,007,000		(27)	1/6/27	3 month USD-LIBOR-BBA	2.31%	(6,011)
		1,607,000		(21)	1/6/27	3 month USD-LIBOR-BBA	2.28%	(9,227)
		148,000		(2)	1/9/27	3 month USD-LIBOR-BBA	2.2301%	(1,552)
		8,573,000		(114)	1/10/27	3 month USD-LIBOR-BBA	2.2075%	(107,941)
		846,000		(11)	1/10/27	2.29333%	3 month USD-LIBOR-BBA	3,981
		3,726,000		(49)	1/10/27	2.294%	3 month USD-LIBOR-BBA	17,307
		560,800		(7)	1/17/27	3 month USD-LIBOR-BBA	2.19%	(8,170)
		560,800		(7)	1/17/27	3 month USD-LIBOR-BBA	2.197%	(7,810)
		4,544,000		(60)	1/17/27	2.30308%	3 month USD-LIBOR-BBA	19,050
		2,336,000		(31)	1/20/27	3 month USD-LIBOR-BBA	2.233%	(25,152)
		10,419,000		(138)	1/23/27	2.35299%	3 month USD-LIBOR-BBA	(426)
		7,057,000		(94)	1/23/27	2.37712%	3 month USD-LIBOR-BBA	(15,873)
		1,252,100		(17)	1/25/27	3 month USD-LIBOR-BBA	2.37%	1,889
		2,233,000		(30)	1/25/27	3 month USD-LIBOR-BBA	2.335%	(3,780)
		2,815,000		(37)	1/25/27	3 month USD-LIBOR-BBA	2.3025%	(13,133)
		4,277,000		(57)	1/26/27	3 month USD-LIBOR-BBA	2.3255%	(11,100)
		6,130,000		(81)	1/27/27	2.3956%	3 month USD-LIBOR-BBA	(23,149)
		5,183,000		(69)	1/27/27	2.4322%	3 month USD-LIBOR-BBA	(36,921)
		14,121,000		(187)	1/30/27	3 month USD-LIBOR-BBA	2.456%	129,182
		2,149,000		(28)	1/30/27	2.4455%	3 month USD-LIBOR-BBA	(17,653)
		556,300		(7)	1/31/27	2.4055%	3 month USD-LIBOR-BBA	(2,548)
		4,127,000		(55)	2/1/27	3 month USD-LIBOR-BBA	2.394%	13,903
	AUD	47,136,000	(E)	71,595	3/22/22	2.70%	6 month AUD-BBR-BBSW	(156,299)
	AUD	15,170,000	(E)	40,724	3/22/27	3.10%	6 month AUD-BBR-BBSW	(60,739)
	CAD	17,542,000	(E)	(95,678)	3/15/22	3 month CAD-BA-CDOR	1.60%	(25,699)
	CAD	25,625,000	(E)	(10,819)	3/15/27	2.07%	3 month CAD-BA-CDOR	(111,091)
	CHF	49,000	(E)	38	3/15/22	6 month CHF-LIBOR-BBA	0.25%	(67)
	CHF	79,000	(E)	(127)	3/15/27	6 month CHF-LIBOR-BBA	0.25%	123
	EUR	196,902,000	(E)	228,929	3/15/22	0.20%	6 month EUR-EURIBOR-REUTERS	327,343
	EUR	26,747,000	(E)	(228,100)	3/15/27	0.82%	6 month EUR-EURIBOR-REUTERS	(178,206)
	GBP	48,494,000	(E)	(40,944)	3/15/22	1.06%	6 month GBP-LIBOR-BBA	(63,150)
	GBP	13,297,000	(E)	3,974	3/15/27	1.50%	6 month GBP-LIBOR-BBA	(81,688)
	NOK	1,208,000	(E)	(15)	3/15/22	6 month NOK-NIBOR-NIBR	1.65%	155
	NOK	34,616,000	(E)	4,859	3/15/27	6 month NOK-NIBOR-NIBR	2.05%	1,568
	NZD	10,538,000	(E)	(10,081)	3/15/27	3 month NZD-BBR-FRA	3.70%	43,000
	NZD	55,319,000	(E)	(5,022)	3/15/22	3 month NZD-BBR-FRA	3.18%	86,381
	SEK	227,129,000	(E)	982	3/15/22	0.35%	3 month SEK-STIBOR-SIDE	155,689
	SEK	666,000	(E)	508	3/15/27	3 month SEK-STIBOR-SIDE	1.25%	72

	Total			$351,181	$2,578,050
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/17 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
baskets	2,243,868	$—	11/17/17	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (MLFCF10) of common stocks	$17,341,032
units	54,548	—	8/2/17	3 month USD-LIBOR-BBA minus 0.07%	Russell 1000 Total Return Index	(32,282,391)
Barclays Bank PLC
	$338,698	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(1,184)
	149,440	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	200
	599,077	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(2,094)
	21,080	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	27
	2,218,170	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(7,753)
	1,001,283	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(901)
	2,266,472	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(2,039)
	4,830	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(4)
	686,443	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(874)
	498,305	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	641
	1,130,118	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(4,631)
	1,528,211	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	692
	10,494,636	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	52,283
	11,259,235	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(22,464)
Citibank, N.A.
	785,069	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,911
	372,245	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,854
baskets	1,221	—	12/1/17	(3 month USD-LIBOR-BBA plus 0.37%)	A basket (CGPUTQL2) of common stocks	6,187,227
baskets	759,205	—	11/10/17	3 month USD-LIBOR-BBA minus 0.75%	A basket (CGPUTS52) of common stocks	(899,701)
units	106,667	—	3/17/17	3 month USD-LIBOR-BBA minus 0.14%	MSCI Emerging Markets TR Net USD	(2,951,617)
units	40,605	—	10/17/17	3 month USD-LIBOR-BBA plus 0.28%	MSCI Emerging Markets TR Net USD	(307,998)
units	26,539	—	11/27/17	3 month USD-LIBOR-BBA plus 0.09%	Russell 1000 Total Return Index	(6,208,353)
Credit Suisse International
	$469,118	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,337
	710,698	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,874
	408,573	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	1,674
	2,260,236	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	9,263
	103,078	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	422
	88,837	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	484
	4,510,837	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	27,411
	501,704	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,049
	3,218,458	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	16,216
	1,960,429	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,686)
Deutsche Bank AG
baskets	531,345	—	10/24/17	3 month USD-LIBOR-BBA minus 0.45%	A basket (DBCT14SP) of common stocks	482,638
baskets	531,071	—	10/24/17	(3 month USD-LIBOR-BBA plus 0.31%)	A basket (DBCTPL8P) of common stocks	253,536
Goldman Sachs International
	$536,002	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	689
	413,486	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	532
	1,298,828	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,742
	745,796	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	959
	548,340	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,094)
	206,015	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(411)
	5,700	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	8
	502,979	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	675
	751,168	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,499)
	38,972	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(78)
	103,895	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(207)
	13,704	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	18
	587,404	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	755
	943,654	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,266
	116,795	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	637
	3,221,363	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	19,575
	1,641,769	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(6,728)
	2,213,927	—	1/12/44	(3.00%) 1 month USD-LIBOR	Synthetic TRS Index 3.00% 30 year Fannie Mae pools	(4,010)
baskets	1,837,915	—	12/15/20	(1 month USD-LIBOR-BBA plus 0.44%)	A basket (GSCBPUR1) of common stocks	3,590,350
baskets	1,943,021	—	12/15/20	1 month USD-LIBOR-BBA minus 0.15%	A basket (GSGLPWDS) of common stocks	(410,166)
baskets	2,340,180	—	12/15/20	(1 month USD-LIBOR-BBA plus 0.50%)	A basket (GSGLPWDL) of common stocks	1,277,820
shares	51,153	—	12/15/20	1 month USD-LIBOR-BBA minus 0.65%	iShares MSCI Emerging Markets ETF	(38,212)
shares	61,120	—	12/15/20	1 month USD-LIBOR-BBA minus 0.65%	iShares MSCI Emerging Markets ETF	(43,680)
shares	84,627	—	12/15/20	1 month USD-LIBOR-BBA minus 0.65%	iShares MSCI Emerging Markets ETF	(67,841)
shares	37,613	—	12/15/20	1 month USD-LIBOR-BBA minus 0.65%	iShares MSCI Emerging Markets ETF	(39,501)
units	598,021	—	12/15/20	(0.45%)	Goldman Sachs Volatility Carry US Scaled 3x Excess Return Strategy	347,902
units	532,837	—	12/15/20	(0.45%)	Goldman Sachs Volatility Carry US Series 30 Excess Return Strategy	230,052
units	18,233	—	12/12/17	3 month USD-LIBOR-BBA plus 0.10%	MSCI Emerging Markets TR Net USD	(332,917)
JPMorgan Chase Bank N.A.
	$799,274	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,357
	244,825	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,334
baskets	1,794,461	—	12/15/17	1 month USD-LIBOR-BBA minus 0.40%	A basket (JPCMPTSH) of common stocks	(1,577,577)
JPMorgan Securities LLC
	$1,681,971	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,696
	965,537	—	1/12/45	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(4,865)
	1,681,971	—	1/12/44	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(9,696)
	2,058,476	—	1/12/45	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(12,509)
UBS AG
units	334,533	—	8/21/17	1 month USD-LIBOR-BBA plus 0.35%	MSCI Emerging Markets TR Net USD	(2,613,288)

Total		$—	$(17,989,831)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	$2,153	$383,000	1/17/47	300 bp	$(17,770)
	Credit Suisse International
	CMBX NA BB Index	—	(30,173)	215,000	1/17/47	(500 bp)	(3,206)
	CMBX NA BB Index	—	(150,100)	8,504,000	5/11/63	(500 bp)	987,121
	CMBX NA BBB- Index	BBB-/P	4,542,882	61,461,000	1/17/47	300 bp	1,345,885
	Goldman Sachs International
	CMBX NA BB Index	—	(457,279)	4,470,000	5/11/63	(500 bp)	140,485
	CMBX NA BB Index	—	(89,586)	592,000	1/17/47	(500 bp)	(15,333)
	CMBX NA BBB- Index	BBB-/P	43,204	871,000	5/11/63	300 bp	(10,377)
	CMBX NA BBB- Index	BBB-/P	54,404	1,043,000	5/11/63	300 bp	(9,758)
	CMBX NA BBB- Index	BBB-/P	635,077	8,592,000	1/17/47	300 bp	188,149
	CMBX NA BBB- Index	BBB-/P	972,743	13,956,000	1/17/47	300 bp	246,799
	JPMorgan Securities LLC
	CMBX NA BB Index	—	(9,424)	65,000	5/11/63	(500 bp)	(732)
	CMBX NA BBB- Index	BBB-/P	14,004	317,000	5/11/63	300 bp	(5,496)
	CMBX NA BBB- Index	BBB-/P	35,777	580,000	5/11/63	300 bp	(241)
	CMBX NA BBB- Index	BBB-/P	61,861	1,161,000	5/11/63	300 bp	(10,044)
	CMBX NA BBB- Index	BBB-/P	59,129	1,161,000	5/11/63	300 bp	(12,775)
	CMBX NA BBB- Index	—	(31,202)	580,000	1/17/47	(300 bp)	(694)

	Total		$5,653,470	$2,822,013

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2017. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 27 Index	B+	$355,023	$5,813,000	12/20/21	500 bp	$(18,139)

	Total		$355,023	$(18,139)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2017. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2016 through January 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,137,286,195.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(b)	The aggregate identified cost on a tax basis is $1,574,310,772, resulting in gross unrealized appreciation and depreciation of $92,825,934 and $37,651,749, respectively, or net unrealized appreciation of $55,174,185.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*#	$53,420,625	$205,175,817	$191,541,523	$111,935	$67,054,919
	Putnam Short Term Investment Fund**	120,142,869	181,237,996	191,596,083	191,695	109,784,782
	Totals	$173,563,494	$386,413,813	$383,137,606	$303,630	$176,839,701
* No management fees are charged to Putnam Cash Collateral Pool, LLC.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $67,054,919, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $65,779,604.

(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $340,696,091 to cover certain derivative contracts, and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities and total return swap contracts taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to enhance the return on a security owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates, and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk, and to gain exposure to currencies..
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates, and to hedge prepayment risk..
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, and to gain exposure to specific sectors or industries..
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk, and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $6,150,940 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $23,168,039 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $22,917,611 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$29,493,431	$—	$—
Capital goods	28,236,734	—	—
Communication services	37,002,581	2,397,357	—
Consumer cyclicals	44,908,432	2,521,666	—
Consumer staples	34,413,276	—	—
Energy	24,269,292	—	—
Financials	90,240,580	8,018,913	—
Government	—	—	—
Health care	32,850,035	3,123,988	—
Technology	80,325,427	—	—
Transportation	9,194,151	—	—
Utilities and power	19,956,653	18,385	—
Total common stocks	430,890,592	16,080,309	—
Asset-backed securities	—	—	1,777,000
Commodity linked notes	—	98,673,529	—
Convertible bonds and notes	—	400,272	—
Corporate bonds and notes	—	107,289,233	—
Foreign government and agency bonds and notes		13,209,074
Investment companies	103,138,504	—	—
Mortgage-backed securities	—	152,849,018	—
Purchased options outstanding	—	4,262,518	—
Purchased swap options outstanding	—	137,744	—
Senior loans	—	43,263,455	—
U.S. government and agency mortgage obligations	—	414,659,222	—
Warrants	19,484	19,492,965	—
Short-term investments	110,074,782	113,267,256	—

Totals by level	$644,123,362	$983,584,595	$1,777,000

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$195,585	$—
Futures contracts	(613,881)	—	—
Written options outstanding	—	(450,323)	—
Written swap options outstanding	—	(712,254)	—
Forward premium swap option contracts	—	95	—
TBA sale commitments	—	(213,611,716)	—
Interest rate swap contracts	—	2,226,869	—
Total return swap contracts	—	(17,989,831)	—
Credit default contracts	—	(3,204,619)	—

Totals by level	$(613,881)	$(233,546,194)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$7,140,341	$5,080,024
Foreign exchange contracts	22,947,809	4,495,347
Equity contracts	29,854,002	48,558,335
Interest rate contracts	4,535,316	2,979,410

Total	$64,477,468	$61,113,116

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$1,100,000
Purchased currency option contracts (contract amount)		$26,000,000
Purchased swap option contracts (contract amount)		$40,700,000
Written equity option contracts (contract amount)		$300,000
Written currency option contracts (contract amount)		$26,000,000
Written swap option contracts (contract amount)		$57,100,000
Futures contracts (number of contracts)		3,000
Forward currency contracts (contract amount)		$468,800,000
Centrally cleared interest rate swap contracts (notional)		$1,275,000,000
OTC total return swap contracts (notional)		$2,538,500,000
OTC credit default contracts (notional)		$105,100,000
Centrally cleared credit default contracts (notional)		$18,000,000
Warrants (number of warrants)		5,400,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	—	—	1,391,190	—	—	—	—	—	—	—	—	—	—	—	—	—	1,391,190
	OTC Total return swap contracts*#	17,341,032	53,843	—	6,192,992	64,730	736,174	5,472,980	—	5,691	9,696	—	—	—	—	—	—	29,877,138
	OTC Credit default contracts*#	—	—	—	—	1,164,188	—	672,017	—	—	39,200	—	—	—	—	—	—	1,875,405
	Centrally cleared credit default contracts§	—	—	7,023	—	—	—	—	—	—	—	—	—	—	—	—	—	7,023
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	468,927	—	—	—	—	—	468,927
	Forward currency contracts#	634,152	215,865	—	—	415,401	—	883,749	15,063	895,089	—	—	656,063	528,552	—	—	19,086	4,263,020
	Forward premium swap option contracts#	2,572	—	—	1,956	—	—	730	—	—	—	—	—	—	—	443	—	5,701
	Purchased swap options#	46,883	4,017	—	24,937	20,268	—	13,120	—	28,519	—	—	—	—	—	—	—	137,744
	Purchased options#	287,981	—	—	425,075	—	—	904,117	—	2,645,345	—	—	—	—	—	—	—	4,262,518

	Total Assets	$18,312,620	$273,725	$1,398,213	$6,644,960	$1,664,587	$736,174	$7,946,713	$15,063	$3,574,644	$48,896	$468,927	$656,063	$528,552	$—	$443	$19,086	$42,288,666

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	924,142	—	—	—		—	—	—	—	—	—	—	—	—	924,142
	OTC Total return swap contracts*#	32,282,391	41,944	—	10,367,669	10,686	—	946,344	—	1,577,577	27,070	—	—	—	2,613,288	—	—	47,866,969
	OTC Credit default contracts*#	—	19,923	—	—	3,196,997	—	1,290,615	—	—	199,327	—	—	—	—	—	—	4,706,862
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	427,534	—	—	—	—	—	427,534
	Forward currency contracts#	459,320	145,954	—	—	219,036	—	1,058,264	51,395	800,265	—	—	458,691	744,746	—	—	129,764	4,067,435
	Forward premium swap option contracts#	5,122	—	—	—	316	—	—	—	—	—	—	—	—	—	168	—	5,606
	Written swap options#	49,023	4,226	—	8,826	14,416	—	10,043	—	625,720	—	—	—	—	—	—	—	712,254
	Written options#	22,411	—	—	—	—	—	405,585	—	22,327	—	—	—	—	—	—	—	450,323

	Total Liabilities	$32,818,267	$212,047	$924,142	$10,376,495	$3,441,451	$—	$3,710,851	$51,395	$3,025,889	$226,397	$427,534	$458,691	$744,746	$2,613,288	$168	$129,764	$59,161,125

	Total Financial and Derivative Net Assets	$(14,505,647)	$61,678	$474,071	$(3,731,535)	$(1,776,864)	$736,174	$4,235,862	$(36,332)	$548,755	$(177,501)	$41,393	$197,372	$(216,194)	$(2,613,288)	$275	$(110,678)	$(16,872,459)
	Total collateral received (pledged)##†	$(14,505,647)	$—	$—	$(3,668,393)	$(1,156,787)	$290,000	$4,235,862	$—	$(256,763)	$—	$—	$197,372	$(121,000)	$(2,613,288)	$—	$—
	Net amount	$—	$61,678	$474,071	$(63,142)	$(620,077)	$446,174	$—	$(36,332)	$805,518	$(177,501)	$41,393	$—	$(95,194)	$—	$275	$(110,678)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 31, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: March 31, 2017